Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 12,779,781	$ 2,297,256
Restricted cash	5,761,294	1,988,710
Trade accounts receivables	27,811,813	6,014,511
Inventories	9,758,071	9,076,734
Other receivables, net	2,419,671	218,765
Advances to suppliers	433,140	182,075
Other current assets	745,477
Current assets of discontinued operations		49,884,574
Total current assets	59,709,247	69,682,362
NON-CURRENT ASSETS
Property and equipment, net	8,931	8,377
Intangible assets, net	3,302,961	1,276,737
Goodwill	1,463,733
Non-current assets of discontinued operations		24,089,614
Total non-current assets	4,775,625	25,374,728
Total assets	64,484,872	95,057,090
CURRENT LIABILITIES
Accounts payable	19,666,664	30,576,909
Notes payable	10,386,612	6,594,442
Other payables	2,319,139	592,876
Customer deposits	264,068	174,138
Taxes payable	1,521,546	543,081
Accrued liabilities	196,210	197,199
Current liabilities of discontinued operations		35,679,310
Total current liabilities	34,356,369	74,360,095
NON-CURRENT LIABILITIES
Deferred tax liabilities	492,121
Non-current liabilities of discontinued operations		6,403,858
Total non-current liabilities	492,121	6,403,858
Total liabilities	34,848,490	80,763,953
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares; $0.24 par value; 36,000,000,000 shares authorized; 5,855,009 and 1,743,362 shares issued and outstanding as of March 31, 2025 and 2024, respectively	1,405,202	418,407
Preferred shares; $0.001 par value; 10,000,000 shares authorized; nil issued and outstanding as of March 31, 2025 and 2024
Additional paid-in capital	91,743,163	86,413,978
Statutory reserves		1,309,109
Accumulated deficit	(63,312,779)	(73,507,246)
Accumulated other comprehensive income	(199,204)	1,005,762
Total shareholders’ equity attributed to Ridgetech	29,636,382	15,640,010
Noncontrolling interests		(1,346,873)
Total shareholders’ equity	29,636,382	14,293,137
Total liabilities and shareholders’ equity	64,484,872	95,057,090
Related Party
CURRENT ASSETS
Due from related parties		19,737
CURRENT LIABILITIES
Due to related parties	$ 2,130	$ 2,140